UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21411

 NAME OF REGISTRANT:                     Eaton Vance Senior Floating-Rate
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


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


Eaton Vance Senior Floating-Rate Trust
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME ST FD II INC                                                     Agenda Number:  932940376
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255Y108
    Meeting Type:  Annual
    Meeting Date:  12-Sep-2008
          Ticker:  FRB
            ISIN:  US09255Y1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G.N. BECKWITH, III                                        Mgmt          For                            For
       KENT DIXON                                                Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       ROBERT S. SALOMON, JR.                                    Mgmt          For                            For
       RICHARD S. DAVIS                                          Mgmt          For                            For
       FRANK J. FABOZZI                                          Mgmt          For                            For
       JAMES T. FLYNN                                            Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For
       RICHARD E. CAVANAGH                                       Mgmt          For                            For
       KATHLEEN F. FELDSTEIN                                     Mgmt          For                            For
       HENRY GABBAY                                              Mgmt          For                            For
       JERROLD B. HARRIS                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME STRA FD INC                                                      Agenda Number:  932940376
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255X100
    Meeting Type:  Annual
    Meeting Date:  12-Sep-2008
          Ticker:  FRA
            ISIN:  US09255X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G.N. BECKWITH, III                                        Mgmt          For                            For
       KENT DIXON                                                Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       ROBERT S. SALOMON, JR.                                    Mgmt          For                            For
       RICHARD S. DAVIS                                          Mgmt          For                            For
       FRANK J. FABOZZI                                          Mgmt          For                            For
       JAMES T. FLYNN                                            Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For
       RICHARD E. CAVANAGH                                       Mgmt          For                            For
       KATHLEEN F. FELDSTEIN                                     Mgmt          For                            For
       HENRY GABBAY                                              Mgmt          For                            For
       JERROLD B. HARRIS                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK GLOBAL FUND                                                                       Agenda Number:  932940237
--------------------------------------------------------------------------------------------------------------------------
        Security:  091941104
    Meeting Type:  Annual
    Meeting Date:  12-Sep-2008
          Ticker:  BGT
            ISIN:  US0919411043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G.N. BECKWITH, III                                        Mgmt          For                            For
       KENT DIXON                                                Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       ROBERT S. SALOMON, JR.                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DELTA AIR LINES, INC.                                                                       Agenda Number:  932945756
--------------------------------------------------------------------------------------------------------------------------
        Security:  247361702
    Meeting Type:  Special
    Meeting Date:  25-Sep-2008
          Ticker:  DAL
            ISIN:  US2473617023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE THE ISSUANCE OF DELTA COMMON STOCK,               Mgmt          For                            For
       IN THE MERGER CONTEMPLATED BY THE AGREEMENT
       AND PLAN OF MERGER, DATED AS OF APRIL 14, 2008,
       BY AND AMONG DELTA AIR LINES, INC., NAUTILUS
       MERGER CORPORATION AND NORTHWEST AIRLINES CORPORATION.

02     APPROVE AN AMENDMENT TO THE DELTA 2007 PERFORMANCE        Mgmt          For                            For
       COMPENSATION PLAN TO INCREASE THE NUMBER OF
       SHARES OF DELTA COMMON STOCK ISSUABLE UNDER
       THE PLAN BY A NUMBER OF SHARES EQUAL TO 15%
       OF DELTA'S OUTSTANDING EQUITY CAPITALIZATION,
       DETERMINED ON A FULLY-DILUTED BASIS AT THE
       CLOSING OF THE MERGER, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 DELTA AIR LINES, INC.                                                                       Agenda Number:  933080412
--------------------------------------------------------------------------------------------------------------------------
        Security:  247361702
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2009
          Ticker:  DAL
            ISIN:  US2473617023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: RICHARD H. ANDERSON                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: ROY J. BOSTOCK                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN S. BRINZO                      Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DANIEL A. CARP                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JOHN M. ENGLER                      Mgmt          For                            For

1F     ELECTION OF DIRECTOR: MICKEY P. FORET                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DAVID R. GOODE                      Mgmt          For                            For

1H     ELECTION OF DIRECTOR: PAULA ROSPUT REYNOLDS               Mgmt          For                            For

1I     ELECTION OF DIRECTOR: KENNETH C. ROGERS                   Mgmt          For                            For

1J     ELECTION OF DIRECTOR: RODNEY E. SLATER                    Mgmt          For                            For

1K     ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND                Mgmt          For                            For

1L     ELECTION OF DIRECTOR: KENNETH B. WOODROW                  Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS DELTA'S INDEPENDENT AUDITORS FOR THE YEAR
       ENDING DECEMBER 31, 2009.

03     STOCKHOLDER PROPOSAL REGARDING CUMULATIVE VOTING          Shr           Against                        For
       IN THE ELECTION OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  932943637
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733Q107
    Meeting Type:  Annual
    Meeting Date:  15-Sep-2008
          Ticker:  FCM
            ISIN:  US33733Q1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD E. ERICKSON                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  932943651
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733U108
    Meeting Type:  Annual
    Meeting Date:  15-Sep-2008
          Ticker:  FCT
            ISIN:  US33733U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD E. ERICKSON                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ING PRIME RATE TRUST                                                                        Agenda Number:  932928623
--------------------------------------------------------------------------------------------------------------------------
        Security:  44977W106
    Meeting Type:  Annual
    Meeting Date:  16-Sep-2008
          Ticker:  PPR
            ISIN:  US44977W1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       COLLEEN D. BALDWIN                                        Mgmt          For                            For
       PATRICIA W. CHADWICK                                      Mgmt          For                            For
       ROBERT W. CRISPIN                                         Mgmt          For                            For
       PETER S. DROTCH                                           Mgmt          For                            For
       J. MICHAEL EARLEY                                         Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          For                            For
       SHAUN P. MATHEWS                                          Mgmt          For                            For
       SHERYL K. PRESSLER                                        Mgmt          For                            For

03     TO APPROVE MODIFICATIONS TO THE TRUST'S FUNDAMENTAL       Mgmt          For                            For
       INVESTMENT RESTRICTION GOVERNING BORROWING.




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  932967081
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Annual
    Meeting Date:  17-Mar-2009
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C     DIRECTOR
       JOHN P. AMBOIAN                                           Mgmt          No vote
       DAVID J. KUNDERT                                          Mgmt          No vote
       TERENCE J. TOTH                                           Mgmt          No vote



       THE ABOVE SHARES WERE NOT VOTED BY THE FUND
       DUE TO AN ERROR ON THE PART OF A THIRD PARTY
       VOTING AGENT.



--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME OPPORTUNITY                                                     Agenda Number:  932967081
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706EN100
    Meeting Type:  Annual
    Meeting Date:  17-Mar-2009
          Ticker:  JRO
            ISIN:  US6706EN1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C     DIRECTOR
       JOHN P. AMBOIAN                                           Mgmt          No vote
       DAVID J. KUNDERT                                          Mgmt          No vote
       TERENCE J. TOTH                                           Mgmt          No vote



       THE ABOVE SHARES WERE NOT VOTED BY THE FUND
       DUE TO AN ERROR ON THE PART OF A THIRD PARTY
       VOTING AGENT.


--------------------------------------------------------------------------------------------------------------------------
 NUVEEN SENIOR INCOME FUND                                                                   Agenda Number:  932967081
--------------------------------------------------------------------------------------------------------------------------
        Security:  67067Y104
    Meeting Type:  Annual
    Meeting Date:  17-Mar-2009
          Ticker:  NSL
            ISIN:  US67067Y1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C     DIRECTOR
       JOHN P. AMBOIAN                                           Mgmt          No vote
       DAVID J. KUNDERT                                          Mgmt          No vote
       TERENCE J. TOTH                                           Mgmt          No vote



       THE ABOVE SHARES WERE NOT VOTED BY THE FUND
       DUE TO AN ERROR ON THE PART OF A THIRD PARTY
       VOTING AGENT.


--------------------------------------------------------------------------------------------------------------------------
 PIONEER FLOATING RATE TRUST                                                                 Agenda Number:  932942798
--------------------------------------------------------------------------------------------------------------------------
        Security:  72369J102
    Meeting Type:  Special
    Meeting Date:  22-Sep-2008
          Ticker:  PHD
            ISIN:  US72369J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DANIEL K. KINGSBURY*                                      Mgmt          For                            For
       BENJAMIN M. FRIEDMAN*                                     Mgmt          For                            For
       MARGARET B.W. GRAHAM*                                     Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Senior Floating-Rate Trust
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/26/2009